Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Statutory federal tax rate	35.00%
Net income tax benefits	$ 72,944,000	$ 69,048,000	$ 60,555,000
Percentage of catch-up bonus amortized	10.00%
Catch-up adjustment	$ 38,000,000	$ 38,000,000
Catch-up adjustment, impact on net income	16,734,000
Tax deduction for qualifying capital expenditures	$ 380,000,000
Effective income tax rate	6.90%	10.50%	9.50%
Unrecognized tax benefits	$ 28,016,000	$ 25,292,000	$ 28,690,000
Tax Year 2011 [Member]
Income Taxes [Line Items]
Recognized income tax benefit associated with stock options	1,680,000
Tax Year 2012 [Member]
Income Taxes [Line Items]
Net income tax benefits			$ 14,908,000
Recognized income tax benefit associated with stock options	2,805,000
Federal [Member]
Income Taxes [Line Items]
Unrecognized tax benefits	62,975,000
Operating loss carryforwards	158,276,000
Operating loss carryforwards, valuation allowance	0
Operating loss carryforwards before unrecognized tax position	221,070,000
State [Member]
Income Taxes [Line Items]
Deferred tax assets operating loss carryforward	548,671,000
Unrecognized tax benefits	88,904,000
Operating loss carryforwards before unrecognized tax position	637,575,000
Pennsylvania [Member]
Income Taxes [Line Items]
Net income tax benefits	$ 17,777,000	$ 12,567,000
Minimum [Member]
Income Taxes [Line Items]
State corporate net income tax rates	5.00%
Maximum [Member]
Income Taxes [Line Items]
State corporate net income tax rates	9.99%